Dividends - Additional Information (Detail)	Nov. 12, 2019 $ / shares
Dividends Payable [Line Items]
Quarterly dividend payment per share	$ 0.3275
Cash dividend anticipated payable date	2020-04
First Installment [Member]
Dividends Payable [Line Items]
Dividends payable date declared	Nov. 12, 2019
Quarterly dividend payment per share	$ 0.285
Record Date	Dec. 31, 2019
Cash dividend payable date	Jan. 24, 2020